Consolidated Statements of Cash Flows - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 05, 2018	Jan. 31, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Net income			$ 28,381,842	$ 913,279	$ 6,233,591
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation			17,718,814
Deferred income taxes			(11,106,473)	598,651	3,754,630
Amortization of deferred financing costs			1,689,575
Accretion of debt discount				275,400	330,480
Amortization of debt premium			(60,465)
Amortization of intangible assets	$ 700,000	$ 1,900,000	7,903,732	7,815,141	5,673,548
Stock-based compensation expense			280,632
Write-off of deferred financing costs included in loss on extinguishment of debt				1,972,574	931,838
Write-off of debt discount costs included in loss on extinguishment of debt				1,473,392
Debt prepayment penalty included in loss on extinguishment of debt				1,440,000
Loss (gain) on repayments of long-term debt included in loss on extinguishment of debt				303,420	(287,962)
Dissolution of noncontrolling interest					8,299
(Gain) on the sale of property, plant and equipment			(2,622,520)
Accretion of contingent consideration			526,817
Net changes in operating assets and liabilities (net of acquisitions):
Trade receivables, net			(7,469,464)
Inventory			(706,667)
Prepaid expenses and other current assets			(1,407,883)
Income taxes payable, net			(381,322)
Accounts payable			(1,832,398)
Accrued payroll, accrued expenses and other current liabilities			8,702,438
Net cash (used in) provided by operating activities			39,616,657
Cash flows from investing activities:
Purchases of property, plant and equipment			(31,738,369)
Proceeds from sale of property, plant and equipment			3,238,933
Acquisition of net assets, net of cash acquired			(21,000,000)
Net cash (used in) investing activities			(49,499,436)	(83,088,761)	(28,973,671)
Cash flows from financing activities:
Premium proceeds on long term debt			600,000
Proceeds on revolving loan			237,194,598
Payments on revolving loan			(239,587,567)
Proceeds on long term debt			15,000,000
Principal payments on long term debt				(39,104,760)	(18,352,038)
Payment of deferred financing costs				(1,454,364)
Debt prepayment penalty				(1,440,000)
Payments on capital lease obligations			(194,190)
Preferred stock purchase				(1,400,009)
Payment of preferred stock dividends				(4,840,065)
Repurchase of stock options				(686,645)
Net cash provided by (used in) financing activities			13,012,841
Effect of foreign currency exchange rate on cash			(1,443,825)
Net increase (decrease) in cash			1,696,237
Beginning of period	8,621,279	6,925,042	6,925,042	3,248,520	11,277,553
End of period	3,612		8,621,279	6,925,042	3,248,520
Supplemental cash flow information:
Cash paid for interest			22,167,732	22,653,135	17,680,951
Cash (refunded) for income taxes			1,072,947	4,356,081	1,724,602
Equipment purchases included in accrued expenses			355,147	2,172,115	6,015,009
Predecessor [Member] (Deprecated 2019-01-31)
Net income				913,279	6,233,591
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	2,060,000	4,048,000		19,338,884	16,635,995
Deferred income taxes	(4,355,000)	(13,757,000)		238,696	3,754,628
Amortization of deferred financing costs	152,000	405,000		1,863,641	1,751,675
Amortization of debt premium				(72,527)
Amortization of intangible assets	653,000	1,902,000		7,815,141	5,673,548
Stock-based compensation expense	27,000	94,000		362,345	109,424
Write-off of deferred financing costs included in loss on extinguishment of debt	3,390,000
(Gain) on the sale of property, plant and equipment	(166,000)	(401,000)		(567,876)	(384,988)
Net changes in operating assets and liabilities (net of acquisitions):
Trade receivables, net	485,000	3,608,000		212,586	(673,660)
Inventory	(294,000)	(445,000)		(461,824)	(473,187)
Prepaid expenses and other current assets	(1,283,000)	(2,358,000)		(232,495)	(1,015,506)
Income taxes payable, net	203,000	226,000		(1,277,467)	(1,025,689)
Accounts payable	(654,000)	(2,752,000)		2,005,714	74,811
Accrued payroll, accrued expenses and other current liabilities	17,280,000	(524,000)		(1,376,489)	4,114,143
Net cash (used in) provided by operating activities	7,916,000	7,608,000		34,226,394	35,757,440
Cash flows from investing activities:
Purchases of property, plant and equipment	(503,000)	(7,460,000)		(23,671,035)	(22,570,712)
Proceeds from sale of property, plant and equipment	364,000	487,000		1,009,523	247,041
Acquisition of net assets, net of cash acquired				(60,427,249)	(6,650,000)
Net cash (used in) investing activities	(139,000)	(6,973,000)
Cash flows from financing activities:
Proceeds on revolving loan	4,693,000	52,343,000		266,604,233	155,447,066
Payments on revolving loan	(20,056,000)	(55,068,000)		(205,163,292)	(151,839,827)
Proceeds on long term debt				40,400,000
Payments on capital lease obligations	(7,000)	(42,000)		(151,141)	(68,003)
Repurchase of stock options
Net cash provided by (used in) financing activities	(15,370,000)	(2,767,000)		52,763,957	(14,812,802)
Effect of foreign currency exchange rate on cash	(70,000)	2,927,000		(225,068)
Net increase (decrease) in cash	(7,663,000)	795,000		3,676,522	$ (8,029,033)
Beginning of period	8,621,000	6,925,000	6,925,000
End of period	958,000	7,720,000	$ 8,621,000	$ 6,925,000
Supplemental cash flow information:
Cash paid for interest	201,000	726,000
Cash (refunded) for income taxes		(553,000)
Equipment purchases included in accrued expenses		$ 479,000